PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended			36 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Foreign currency translation adjustment, income taxes	$ 0	$ 0	0	0	0
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes						$ 0
Foreign currency translation adjustment, income taxes			$ 0	$ 0	$ 0